UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320
         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     November 13, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $59,623 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     3113    45400 SH       SOLE                    45400
ACCENTURE LTD                  COM              G1151C101     4690    66975 SH       SOLE                    66975
APPLE INC COM                  COM              037833100     6532     9792 SH       SOLE                     9792
BERKSHIRE HATHAWAY 'B'         COM              084670702     4015    45525 SH       SOLE                    45525
CHECK POINT                    COM              M22465104     3842    79785 SH       SOLE                    79785
DISCOVERY COMM.                COM              25470f302     2701    48190 SH       SOLE                    48190
EBAY INC COM                   COM              278642103     1647    34045 SH       SOLE                    34045
EXPRESS SCRIPTS                COM              30219g108     3613    57695 SH       SOLE                    57695
FRANKLIN RES INC               COM              354613101     3606    28828 SH       SOLE                    28828
GILEAD SCIENCES                COM              375558103     2337    35230 SH       SOLE                    35230
GOOGLE INC CL A                COM              38259P508     4748     6293 SH       SOLE                     6293
GRAINGER WW                    COM              384802104     1508     7238 SH       SOLE                     7238
MCKESSON CORP                  COM              58155Q103     2866    33315 SH       SOLE                    33315
MICROSOFT                      COM              594918104     3383   113667 SH       SOLE                   113667
NIKE INC CLASS B               COM              654106103     2495    26285 SH       SOLE                    26285
QUALCOMM                       COM              747525103     3034    48565 SH       SOLE                    48565
VARIAN MED SYS                 COM              92220P105     1257    20835 SH       SOLE                    20835
VISA INC                       COM              92826C839     4237    31550 SH       SOLE                    31550